UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2010

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (October 19, 2010)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 45
Form 13F Information table Value Total(x 1000): $746,342



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other


SPDR TR			Comm	78462F103	191,899		 1,681,406	X    1,681,406
IShares MSCI Emerg Mkt	Comm	464287234	104,153		 2,326,398	X    2,326,398
ISHARES S&P 500 INDEX	Comm	464287200	 67,138		   586,412	X      586,412
SPDR HEALTH CARE	Comm	81369Y209	 64,274	         2,108,021	X    2,108,021
ISHARES RUSSEL VAL	Comm	464287598	 57,781		   979,500	X      979,500
ISHARES S&P 100 INDEX 	Comm	464287101	 47,030		   913,200	X      913,200
SPDR FINANCIAL INDEX	Comm	81369Y605	 34,780		 2,424,603 	X    2,424,603
VANGUARD LARGE CAPE	Comm	922908637	 23,891	           458,744 	X      458,744
ENERGY SELECT SECT SPDR	Comm	81369Y506	 22,870            407,963 	X      407,963
SPDR TECHNOLOGY INDEX	Comm	81369Y803	 21,650		   940,482 	X      940,482
SPDR INDUSTRIAL		Comm	81369Y704	 21,368		   683,107	X      683,107
SPDR CONSUMER STAPLES	Comm	81369Y308	 19,540		   700,876 	X      700,876
SPDR UTILITIES INDEX	Comm	81369Y886	  9,568		   304,903 	X      304,903
NVIDIA CORPORATION	Comm	67066G104	  5,899		   505,000 	X      505,000
GENERAL ELEC CO		Comm	369604103	  4,973		   306,000 	X      306,000
NOKIA CORP		Comm	654902204	  4,676		   466,200 	X      466,200
BOSTON SCIENTIFIC CORP	Comm	101137107	  3,549		   579,000 	X      579,000
NEUROGESX INC		Comm	641252101	  3,172		   459,032 	X      459,032
ENTROPIC COMMUNICATIONS	Comm	29384R105	  2,942	           306,444 	X      306,444
INSULET			Comm	45784P101	  2,917            206,315	X      206,315
CISCO SYS INC		Comm	17275R102	  2,391		   109,200 	X      109,200
CITIGROUP INC		Comm	172967101	  2,346		   600,000 	X      600,000
MONSANTO CO		Comm	61166W101	  2,233		    46,595 	X       46,595
Consumer Discr Sel Sect	Comm	81369Y407	  2,199		    65,827 	X       65,827
MOTOROLA INC		Comm	620076109	  1,962		   230,000 	X      230,000
MATERIALS SELECT SPDR	Comm	81369Y100	  1,934		    59,005	X       59,005
MERCK & CO INC		Comm	58933Y105	  1,841		    50,000	X       50,000
AMR CORP		Comm	001765106	  1,782            284,200 	X      284,200
ALLSTATE CORP		Comm	020002101	  1,578		    50,000 	X       50,000
AETNA INC		Comm	00817Y108	  1,501             47,500 	X       47,500
NABORS INDUSTRIES	Comm	G6359F103	  1,445		    80,000	X       80,000
BANKAMERICA CORP	Comm	060505104	  1,271		    97,000 	X       97,000
S&P Homebuilders ETF	Comm	78464A888	  1,232		    78,000 	X       78,000
NEW YORK TIMES CO	Comm	650111107	  1,200		   155,000	X      155,000
Gilead Sciences, Inc.	Comm	375558103	  1,175             33,000 	X       33,000
SUNPOWER CORPORATION	Comm	867652109	  1,162		    80,700 	X       80,700
CBS Corporation		Comm	124857202	  1,113             70,200 	X       70,200
MICROSOFT CORP		Comm	594918104	    779             31,800 	X       31,800
VALERO ENERGY		Comm	91913Y100	    700             40,000 	X       40,000
RESEARCH IN MOTION	Comm	760975102	    633             13,000 	X       13,000
DELL COMPUTER CORP	Comm	24702R101	    584		    45,000 	X       45,000
MASCO CORP		Comm	574599106	    528             48,000 	X	48,000
MOLSON COORS BREW CO-B	Comm	60871R209	    236	             5,000 	X	 5,000
SYMANTEC CORP		Comm	871503108	    227	            15,000 	X	15,000
ALEXZA PHARMA INC	Comm	015384100	    220		    69,246 	X	69,246



GRAND TOTALS				        746,342
